Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Regulatory Capital Ratios
TABLE 23 Regulatory Capital Ratios

	U.S. Bancorp		U.S. Bank National Association
At December 31 (Dollars in Millions)	2016	2015	2016	2015
Basel III transitional standardized approach:
Common equity tier 1 capital	$33,720	$32,612	$36,914	$33,831
Tier 1 capital	39,421	38,431	37,114	34,148
Total risk-based capital	47,355	45,313	44,853	41,112
Risk-weighted assets	358,237	341,360	352,023	336,938
Common equity tier 1 capital as a percent of risk-weighted assets	9.4%	9.6%	10.5%	10.0%
Tier 1 capital as a percent of risk-weighted assets	11.0	11.3	10.5	10.1
Total risk-based capital as a percent of risk-weighted assets	13.2	13.3	12.7	12.2
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	9.0	9.5	8.6	8.5
Basel III transitional advanced approaches:
Common equity tier 1 capital	$33,720	$32,612	$36,914	$33,831
Tier 1 capital	39,421	38,431	37,114	34,148
Total risk-based capital	44,264	42,262	41,737	38,090
Risk-weighted assets	277,141	261,668	271,920	258,207
Common equity tier 1 capital as a percent of risk-weighted assets	12.2%	12.5%	13.6%	13.1%
Tier 1 capital as a percent of risk-weighted assets	14.2	14.7	13.6	13.2
Total risk-based capital as a percent of risk-weighted assets	16.0	16.2	15.3	14.8

Bank Regulatory Capital Requirements

	Minimum	Well- Capitalized
2016
Common equity tier 1 capital as a percent of risk-weighted assets	5.125%	6.500%
Tier 1 capital as a percent of risk-weighted assets	6.625	8.000
Total risk-based capital as a percent of risk-weighted assets	8.625	10.000
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.000	5.000
2015
Common equity tier 1 capital as a percent of risk-weighted assets	4.500%	6.500%
Tier 1 capital as a percent of risk-weighted assets	6.000	8.000
Total risk-based capital as a percent of risk-weighted assets	8.000	10.000
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.000	5.000

Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock

The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock was as follows:

	2016				2015
At December 31 (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series F	44,000	1,100	12	1,088	44,000	1,100	12	1,088
Series G	43,400	1,085	10	1,075	43,400	1,085	10	1,075
Series H	20,000	500	13	487	20,000	500	13	487
Series I	30,000	750	5	745	30,000	750	5	745
Total preferred stock(a)	189,910	$5,686	$185	$5,501	189,910	$5,686	$185	$5,501
(a)	The par value of all shares issued and outstanding at December 31, 2016 and 2015, was $1.00 per share.

Common Stock Repurchased	The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2016	61	$2,600
2015	52	2,246
2014	54	2,262

Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss). The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

(Dollars in Millions)	Unrealized Gains (Losses) on Securities Available-For- Sale	Unrealized Gains (Losses) on Securities Transferred From Available-For-Sale to Held-To-Maturity	Unrealized Gains (Losses) on Derivative Hedges	Unrealized Gains (Losses) on Retirement Plans	Foreign Currency Translation	Total

2016
Balance at beginning of period	$111	$36	$(67)	$(1,056)	$(43)	$(1,019)
Changes in unrealized gains and losses	(858)	–	74	(255)	–	(1,039)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(1)	–	–	–	–	(1)
Foreign currency translation adjustment(a)	–	–	–	–	(28)	(28)
Reclassification to earnings of realized gains and losses	(22)	(18)	124	163	–	247
Applicable income taxes	339	7	(76)	35	–	305

Balance at end of period	$(431)	$25	$55	$(1,113)	$(71)	$(1,535)

2015
Balance at beginning of period	$392	$52	$(172)	$(1,106)	$(62)	$(896)
Changes in unrealized gains and losses	(457)	–	(25)	(142)	–	(624)
Foreign currency translation adjustment(a)	–	–	–	–	20	20
Reclassification to earnings of realized gains and losses	–	(25)	195	223	–	393
Applicable income taxes	176	9	(65)	(31)	(1)	88

Balance at end of period	$111	$36	$(67)	$(1,056)	$(43)	$(1,019)

2014
Balance at beginning of period	$(77)	$70	$(261)	$(743)	$(60)	$(1,071)
Changes in unrealized gains and losses	764	–	(41)	(733)	–	(10)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	1	–	–	–	–	1
Foreign currency translation adjustment(a)	–	–	–	–	(4)	(4)
Reclassification to earnings of realized gains and losses	(3)	(30)	186	144	–	297
Applicable income taxes	(293)	12	(56)	226	2	(109)

Balance at end of period	$392	$52	$(172)	$(1,106)	$(62)	$(896)
(a)	Represents the impact of changes in foreign currency exchange rates on the Company’s net investment in foreign operations and related hedges.

Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income and into Earnings

Additional detail about the impact to net income for items reclassified out of accumulated other comprehensive income (loss) and into earnings for the years ended December 31, is as follows:

	Impact to Net Income			Affected Line Item in the Consolidated Statement of Income
(Dollars in Millions)	2016	2015	2014
Unrealized gains (losses) on securities available-for-sale
Realized gains (losses) on sale of securities	$27	$1	$11	Total securities gains (losses), net
Other-than-temporary impairment recognized in earnings	(5)	(1)	(8)

	22	–	3	Total before tax
	(9)	–	(1)	Applicable income taxes

	13	–	2	Net-of-tax
Unrealized gains (losses) on securities transferred from available-for-sale to held-to-maturity
Amortization of unrealized gains	18	25	30	Interest income
	(7)	(9)	(12)	Applicable income taxes

	11	16	18	Net-of-tax
Unrealized gains (losses) on derivative hedges
Realized gains (losses) on derivative hedges	(124)	(195)	(186)	Net interest income
	48	75	71	Applicable income taxes

	(76)	(120)	(115)	Net-of-tax
Unrealized gains (losses) on retirement plans
Actuarial gains (losses), prior service cost (credit) and transition obligation (asset) amortization	(163)	(223)	(144)	Employee benefits expense
	63	85	56	Applicable income taxes

	(100)	(138)	(88)	Net-of-tax

Total impact to net income	$(152)	$(242)	$(183)

Components of Company's Regulatory Capital

The following table provides the components of the Company’s regulatory capital at December 31:

(Dollars in Millions)	2016	2015

Basel III transitional standardized approach:
Common shareholders’ equity	$41,797	$40,630
Less intangible assets
Goodwill (net of deferred tax liability)	(8,203)	(8,295)
Other disallowed intangible assets	(427)	(335)
Other(a)	553	612

Total common equity tier 1 capital	33,720	32,612
Qualifying preferred stock	5,501	5,501
Noncontrolling interests eligible for tier 1 capital	203	318
Other	(3)	–

Total tier 1 capital	39,421	38,431
Eligible portion of allowance for credit losses	4,357	4,255
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,576	2,616
Other	1	11

Total tier 2 capital	7,934	6,882

Total risk-based capital	$47,355	$45,313

Risk-weighted assets	$358,237	$341,360

Basel III transitional advanced approaches:
Common shareholders’ equity	$41,797	$40,630
Less intangible assets
Goodwill (net of deferred tax liability)	(8,203)	(8,295)
Other disallowed intangible assets	(427)	(335)
Other(a)	553	612

Total common equity tier 1 capital	33,720	32,612
Qualifying preferred stock	5,501	5,501
Noncontrolling interests eligible for tier 1 capital	203	318
Other	(3)	–

Total tier 1 capital	39,421	38,431
Eligible portion of allowance for credit losses	1,266	1,204
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,576	2,616
Other	1	11

Total tier 2 capital	4,843	3,831

Total risk-based capital	$44,264	$42,262

Risk-weighted assets	$277,141	$261,668
(a)	Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc.